Shareholder Fees	0 Months Ended
Jan. 01, 2013
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class K Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class K Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class T Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class K Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class K Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class T Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class T Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class K Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	5.00%	[2]
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class K Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[3]
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class R5 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Active Portfolios Multi - Manager Core Plus Bond Fund - A) | (Active Portfolios® Multi-Manager - Core Plus Bond Fund) | Class A Shares
Shareholder Fees:
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Active Portfolios Multi - Manager Small Cap Equity Fund - A) | (Active Portfolios® Multi-Manager Small Cap Equity Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none
(Active Portfolios Multi - Manager Alternative Strategies Fund - A) | (Active Portfolios Multi-Manager Alternative Strategies Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.